T. ROWE PRICE Institutional Small-Cap Stock Fund
September 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.3%
COMMUNICATION
SERVICES  3.5%
Diversified Telecommunication
Services  0.2%
Uniti Group (1) 1,620,840 9,920
9,920
Entertainment  3.2%
Atlanta Braves Holdings, Class C (1) 362,822 15,090
Liberty Media Corp-Liberty Live,
Class C (1) 1,045,192 101,352
Madison Square Garden Sports (1) 58,574 13,296
129,738
Interactive Media & Services  0.0%
Reddit, Class A (1) 2,227 512
512
Media  0.1%
Magnite (1) 199,198 4,339
4,339
Total Communication Services 144,509
CONSUMER
DISCRETIONARY  7.7%
Automobile Components  0.2%
Patrick Industries  51,353 5,311
Visteon  38,694 4,638
9,949
Broadline Retail  0.5%
Ollie's Bargain Outlet Holdings (1) 4,168 535
Savers Value Village (1) 1,429,520 18,941
19,476
Diversified Consumer
Services  0.6%
Bright Horizons Family Solutions (1) 96,358 10,462
Duolingo (1) 22,680 7,299
Frontdoor (1) 113,782 7,656
25,417
Hotels, Restaurants &
Leisure  3.4%
Black Rock Coffee Bar, Class A (1) 153,713 3,668
Cava Group (1) 7,865 475
Dutch Bros, Class A (1) 251,781 13,178
Life Time Group Holdings (1) 485,455 13,399
Planet Fitness, Class A (1) 473,290 49,127
Red Rock Resorts, Class A  69,991 4,274
Sportradar Group, Class A (1) 631,377 16,984
Torchys Holdings, Class A,
Acquisition Date: 11/13/20,
Cost $17,606 (1)(2)(3)(4) 2,059,233 7,660
Vail Resorts  4,787 716
Wingstop  60,310 15,179
Wyndham Hotels & Resorts  161,037 12,867
Shares $ Value
(Cost and value in $000s)
‡
137,527
Household Durables  0.5%
Champion Homes (1) 80,188 6,124
Installed Building Products  50,110 12,360
18,484
Leisure Products  0.4%
Peloton Interactive, Class A (1) 1,771,466 15,943
15,943
Specialty Retail  1.3%
Boot Barn Holdings (1) 39,341 6,520
Burlington Stores (1) 53,880 13,712
Floor & Decor Holdings, Class A (1) 227,609 16,775
Urban Outfitters (1) 99,838 7,131
Valvoline (1) 201,026 7,219
51,357
Textiles, Apparel & Luxury
Goods  0.8%
Birkenstock Holding (1) 540,297 24,448
Kontoor Brands  87,399 6,972
31,420
Total Consumer Discretionary 309,573
CONSUMER STAPLES  1.8%
Beverages  0.0%
Primo Brands  14,364 317
317
Consumer Staples Distribution &
Retail  0.9%
BJ's Wholesale Club Holdings (1) 145,066 13,528
Grocery Outlet Holding (1) 1,274,766 20,460
PriceSmart  37,984 4,603
38,591
Food Products  0.5%
BRC, Class A (1) 1,813,693 2,829
Farmers Business Network,
Acquisition Date: 11/3/17,
Cost $4,593 (1)(2)(4) 248,750 —
Post Holdings (1) 97,185 10,446
Simply Good Foods (1) 302,666 7,512
20,787
Personal Care Products  0.4%
BellRing Brands (1) 49,713 1,807
Interparfums  53,730 5,286
Olaplex Holdings (1) 5,507,694 7,215
14,308
Total Consumer Staples 74,003
ENERGY  3.8%
Energy Equipment &
Services  1.8%
Cactus, Class A  207,718 8,199
Schlumberger  325,191 11,177
TechnipFMC  781,126 30,815

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Weatherford International  369,571 25,290
75,481
Oil, Gas & Consumable
Fuels  2.0%
Expand Energy  118,129 12,550
Magnolia Oil & Gas, Class A  276,595 6,602
MEG Energy (CAD)  681,811 13,757
PBF Energy, Class A  464,764 14,022
Range Resources  289,053 10,880
Viper Energy, Class A  635,657 24,295
82,106
Total Energy 157,587
FINANCIALS  18.6%
Banks  10.0%
Banc of California  1,507,062 24,942
Blue Foundry Bancorp (1) 380,801 3,461
Cadence Bank  687,403 25,805
Columbia Banking System  1,031,213 26,543
CRB Group, Acquisition Date:
4/14/22 - 8/26/25, Cost $2,060 (1)
(2)(4) 23,649 1,537
Dime Community Bancshares  538,485 16,063
Dogwood State Bank (1) 247,867 5,837
East West Bancorp  335,525 35,717
Eastern Bankshares  908,519 16,490
Equity Bancshares, Class A  356,192 14,497
FB Financial  331,612 18,484
Five Star Bancorp  454,532 14,636
Flagstar Financial  1,006,509 11,625
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(4) 245,627 1,027
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(4) 47,055 24
HarborOne Bancorp  579,498 7,881
Home BancShares  467,883 13,241
Kearny Financial  602,464 3,958
Live Oak Bancshares  486,595 17,138
Pinnacle Financial Partners  205,944 19,315
Popular  82,737 10,508
Prosperity Bancshares  292,059 19,378
Renasant  496,629 18,321
SOUTHSTATE BANK  325,767 32,209
Texas Capital Bancshares (1) 277,618 23,467
USCB Financial Holdings  278,892 4,867
Western Alliance Bancorp  273,514 23,719
410,690
Capital Markets  3.8%
Bullish (1) 52,010 3,308
Cboe Global Markets  115,235 28,262
Etoro Group, Class A (1) 166,840 6,886
Hamilton Lane, Class A  188,422 25,398
iCapital, Acquisition Date: 3/10/25 -
4/17/25, Cost $6,286 (1)(2)(4) 449,040 6,286
Shares $ Value
(Cost and value in $000s)
‡
Miami International Holdings (1) 412,746 16,617
PJT Partners, Class A  70,589 12,546
StepStone Group, Class A  228,852 14,946
Stifel Financial  3,465 393
StoneX Group (1) 125,207 12,636
TMX Group (CAD)  695,231 26,596
153,874
Financial Services  2.2%
Marqeta, Class A (1) 4,211,853 22,238
PennyMac Financial Services  399,924 49,543
Rocket, Class A  1,017,535 19,720
Toast, Class A (1) 6,785 248
91,749
Insurance  2.6%
Accelerant Holdings, Class A (1) 273,693 4,075
Baldwin Insurance Group (1) 405,709 11,445
Definity Financial (CAD)  275,360 14,153
Goosehead Insurance, Class A  194,425 14,469
Hagerty, Class A (1) 588,568 7,086
Neptune Insurance Holdings, Class
A (1) 256,776 4,879
Palomar Holdings (1) 38,733 4,522
RLI  195,276 12,736
Root, Class A (1) 118,703 10,625
TWFG (1) 436,645 11,982
White Mountains Insurance Group  7,003 11,706
107,678
Total Financials 763,991
HEALTH CARE  17.1%
Biotechnology  7.9%
Arcellx (1) 357,024 29,312
Ascendis Pharma, ADR (1) 34,047 6,769
Avidity Biosciences (1) 316,658 13,797
Black Diamond Therapeutics (1) 1,297,295 4,917
Bridgebio Pharma (1) 222,429 11,553
Caris Life Sciences (1) 283,967 8,590
Caris Life Sciences, Acquisition
Date: 8/14/20 - 5/11/21,
Cost $7,085 (1)(4) 463,618 14,024
Cytokinetics (1) 841,966 46,275
Denali Therapeutics (1) 916,478 13,307
Dyne Therapeutics (1) 135,403 1,713
Erasca (1) 1,853,507 4,041
Immatics (1) 2,019,765 17,208
Immunocore Holdings, ADR (1) 1,054,164 38,298
Immunome (1) 1,574,037 18,432
Immunovant (1) 879,597 14,179
Ionis Pharmaceuticals (1) 9,544 624
Janux Therapeutics (1) 221,864 5,422
Kymera Therapeutics (1) 112,759 6,382
Metsera (1) 410,693 21,492
Nuvalent, Class A (1) 228,577 19,767
Prime Medicine (1) 1,226,007 6,792
Revolution Medicines (1) 339,887 15,873

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Tango Therapeutics (1) 121,685 1,022
Vaxcyte (1) 9,611 346
Xenon Pharmaceuticals (1) 83,668 3,359
323,494
Health Care Equipment &
Supplies  2.3%
Glaukos (1) 75,922 6,191
iRadimed  7,007 499
Masimo (1) 290,521 42,866
Novocure (1) 164,363 2,124
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(4) 1,897,440 588
Penumbra (1) 16,556 4,194
PROCEPT BioRobotics (1) 413,616 14,762
QuidelOrtho (1) 719,771 21,197
92,421
Health Care Providers &
Services  3.1%
Alignment Healthcare (1) 1,934,047 33,749
BrightSpring Health Services (1) 620,971 18,356
Concentra Group Holdings Parent  612,330 12,816
GeneDx Holdings (1) 104,373 11,245
HealthEquity (1) 2,413 229
Molina Healthcare (1) 91,598 17,528
Oscar Health, Class A (1) 794,077 15,032
RadNet (1) 225,205 17,163
Surgery Partners (1) 77,915 1,686
127,804
Health Care Technology  0.0%
Doximity, Class A (1) 6,470 473
473
Life Sciences Tools &
Services  2.3%
Avantor (1) 40,224 502
BioLife Solutions (1) 911,376 23,249
Bio-Rad Laboratories, Class A (1) 12,793 3,587
Bio-Techne  263,076 14,635
Maravai LifeSciences Holdings,
Class A (1) 987,552 2,834
Personalis (1) 369,431 2,409
Repligen (1) 108,972 14,566
Sotera Health (1) 1,118,549 17,595
Stevanato Group  509,696 13,125
92,502
Pharmaceuticals  1.5%
Amylyx Pharmaceuticals (1) 271,695 3,692
ATAI Life Sciences (1) 432,797 2,289
Axsome Therapeutics (1) 61,107 7,421
Corcept Therapeutics (1) 4,639 386
Elanco Animal Health (1) 2,257,773 45,472
59,260
Total Health Care 695,954
Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES  18.3%
Aerospace & Defense  3.9%
AeroVironment (1) 1,515 477
Firefly Aerospace (1) 58,582 1,718
Karman Holdings (1) 233,641 16,869
Kratos Defense & Security
Solutions (1) 239,313 21,866
Leonardo DRS  93,719 4,255
Loar Holdings (1) 361,667 28,933
Mercury Systems (1) 200,274 15,501
VSE  425,586 70,749
160,368
Building Products  1.5%
Advanced Drainage Systems  47,732 6,620
AZZ  260,127 28,388
CSW Industrials  35,336 8,578
Simpson Manufacturing  37,714 6,316
Trex (1) 214,195 11,067
60,969
Commercial Services &
Supplies  1.1%
Casella Waste Systems, Class A (1) 241,324 22,897
CECO Environmental (1) 78,604 4,025
MSA Safety  85,281 14,674
Pitney Bowes  249,533 2,847
44,443
Construction & Engineering  1.8%
API Group (1) 1,420,284 48,815
Arcosa  147,161 13,790
Limbach Holdings (1) 68,487 6,652
MYR Group (1) 21,355 4,443
73,700
Electrical Equipment  0.1%
Thermon Group Holdings (1) 157,524 4,209
4,209
Ground Transportation  0.6%
Saia (1) 88,005 26,345
26,345
Machinery  6.2%
Atmus Filtration Technologies  297,617 13,420
Crane  64,679 11,910
Enpro  101,901 23,030
Esab  487,743 54,500
ESCO Technologies  78,730 16,621
Federal Signal  152,624 18,161
Graco  232,696 19,770
ITT  2,841 508
Kadant  15,063 4,482
Middleby (1) 3,305 439
RBC Bearings (1) 122,701 47,889
Spirax Group (GBP)  201,622 18,566
SPX Technologies (1) 70,872 13,237

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Standex International  18,263 3,870
Weir Group (GBP)  221,428 8,168
254,571
Professional Services  0.7%
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(4) 291,546 1,790
Parsons (1) 333,717 27,672
Paylocity Holding (1) 1,900 303
29,765
Trading Companies &
Distributors  2.4%
Diploma (GBP)  181,613 12,999
FTAI Aviation  139,267 23,238
McGrath RentCorp  14,183 1,664
QXO (1) 699,056 13,324
Rush Enterprises, Class A  233,031 12,460
SiteOne Landscape Supply (1) 280,515 36,130
99,815
Total Industrials & Business Services 754,185
INFORMATION
TECHNOLOGY  13.5%
Electronic Equipment,
Instruments & Components  2.8%
Advanced Energy Industries  52,958 9,010
Badger Meter  42,691 7,624
Bel Fuse, Class B  39,171 5,524
Mirion Technologies (1) 3,151,503 73,304
Novanta (1) 52,747 5,283
Teledyne Technologies (1) 23,671 13,872
114,617
IT Services  0.2%
Applied Digital (1) 265,810 6,098
6,098
Semiconductors & Semiconductor
Equipment  4.1%
Entegris  337,513 31,206
Impinj (1) 36,980 6,684
Lattice Semiconductor (1) 913,975 67,013
MACOM Technology Solutions
Holdings (1) 247,881 30,859
Rambus (1) 154,492 16,098
Semtech (1) 194,533 13,899
165,759
Software  6.4%
Amplitude, Class A (1) 1,124,336 12,053
Aurora Innovation (1) 1,745,959 9,411
CCC Intelligent Solutions
Holdings (1) 1,035,536 9,434
Cellebrite DI (1) 1,992,146 36,914
Clearwater Analytics Holdings, Class
A (1) 649,511 11,704
Confluent, Class A (1) 390,758 7,737
Descartes Systems Group (1) 376,173 35,447
Shares $ Value
(Cost and value in $000s)
‡
I3 Verticals, Class A (1) 433,986 14,087
Intapp (1) 84,124 3,441
InterDigital  39,430 13,612
JFrog (1) 316,141 14,963
nCino (1) 400,918 10,869
Onestream (1) 762,948 14,061
PAR Technology (1) 1,017,327 40,266
Riot Platforms (1) 23,628 450
Varonis Systems (1) 230,676 13,257
Workiva (1) 160,214 13,791
261,497
Technology Hardware, Storage &
Peripherals  0.0%
IonQ (1) 5,623 346
346
Total Information Technology 548,317
MATERIALS  4.8%
Chemicals  0.6%
Element Solutions  911,601 22,945
22,945
Construction Materials  0.5%
Knife River (1) 168,641 12,963
United States Lime & Minerals  68,863 9,059
22,022
Containers & Packaging  0.7%
International Paper  658,321 30,546
30,546
Metals & Mining  2.7%
Capstone Copper (CAD) (1) 1,850,705 15,719
OR Royalties  1,733,104 69,463
Royal Gold  48,132 9,654
Warrior Met Coal  245,903 15,649
110,485
Paper & Forest Products  0.3%
Louisiana-Pacific  160,095 14,223
14,223
Total Materials 200,221
REAL ESTATE  4.6%
Hotel & Resort Real Estate
Investment Trusts  0.2%
Ryman Hospitality Properties, REIT  90,162 8,078
8,078
Industrial Real Estate Investment
Trusts  0.9%
EastGroup Properties, REIT  79,100 13,389
Terreno Realty, REIT  378,473 21,478
34,867
Real Estate Management &
Development  1.2%
Colliers International Group  155,901 24,354

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
FirstService  135,872 25,882
50,236
Residential Real Estate
Investment Trusts  0.8%
Flagship Communities REIT, REIT  662,913 12,595
Independence Realty Trust, REIT  1,104,279 18,099
30,694
Retail Real Estate Investment
Trusts  0.8%
Curbline Properties, REIT  1,106,741 24,680
Macerich, REIT  402,632 7,328
32,008
Specialized Real Estate
Investment Trusts  0.7%
CubeSmart, REIT  731,438 29,740
29,740
Total Real Estate 185,623
UTILITIES  3.3%
Electric Utilities  1.6%
Hawaiian Electric Industries (1) 1,123,644 12,405
IDACORP  212,342 28,061
OGE Energy  525,357 24,309
TXNM Energy  7,166 405
65,180
Gas Utilities  1.1%
Chesapeake Utilities  279,027 37,582
Southwest Gas Holdings  99,093 7,763
45,345
Water Utilities  0.6%
California Water Service Group  336,589 15,446
Middlesex Water  176,961 9,577
25,023
Total Utilities 135,548
Total Miscellaneous Common
Stocks  0.3% (5) 10,610
Total Common Stocks (Cost
$2,916,358) 3,980,121
CONVERTIBLE PREFERRED STOCKS  2.4%
CONSUMER
DISCRETIONARY  0.0%
Hotels, Restaurants &
Leisure  0.0%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(4) 404,324 1,504
1,504
Specialty Retail  0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(4) 1,098,082 1,142
1,142
Total Consumer Discretionary 2,646
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $1,682 (1)(2)(4) 91,080 —
Total Consumer Staples —
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $4,795 (1)(2)(4) 45,609 2,964
Total Financials 2,964
HEALTH CARE  1.1%
Biotechnology  0.2%
Kardigan, Series B, Acquisition Date:
9/4/25, Cost $4,118 (1)(2)(4) 192,742 4,118
Mirador Therapeutics, Series
B, Acquisition Date: 7/31/25,
Cost $4,149 (1)(2)(4) 1,257,256 4,149
8,267
Health Care Equipment &
Supplies  0.2%
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $2,939 (1)(2)(4) 2,892,844 2,393
Kardium, Series D-7, Acquisition
Date: 6/9/25, Cost $2,543 (1)(2)(4) 5,239,290 3,391
Kardium, Series D-8, Acquisition
Date: 6/6/25, Cost $2,338 (1)(2)(4) 3,613,113 2,339
8,123
Health Care Providers &
Services  0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,010 (1)(2)(4) 2,080,305 2,787
2,787
Life Sciences Tools &
Services  0.6%
Bruker, 6.38%, 9/1/28  45,572 12,386
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(2)(4) 214,212 2,523
Manus Bio, Series One-6, Acquisition
Date: 3/30/21, Cost $3,365 (1)(2)(4) 320,851 963
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(4) 265,089 4,260
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(4) 155,519 2,499
22,631
Total Health Care 41,808

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES  0.3%
Aerospace & Defense  0.1%
ABL Space Systems, Series
A-8, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(4) 85,921 19
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(4) 1,087,799 3,938
Epirus, Series D, Acquisition Date:
1/21/25, Cost $608 (1)(2)(4) 219,044 793
4,750
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(4) 223,990 1,174
Flexe, Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(4) 78,800 413
1,587
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition
Date: 1/20/22, Cost $2,969 (1)(2)(4) 142,571 91
91
Professional Services  0.2%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(4) 393,660 2,417
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(4) 627,795 3,855
6,272
Total Industrials & Business Services 12,700
INFORMATION
TECHNOLOGY  0.3%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)
(4) 162,965 238
Haul Hub, Series C, Acquisition
Date: 4/14/22, Cost $959 (1)(2)(4) 50,834 74
312
Semiconductors & Semiconductor
Equipment  0.1%
Lightmatter, Series D, Acquisition
Date: 10/11/24, Cost $4,513 (1)(2)(4) 56,255 4,795
4,795
Software  0.2%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(4) 475,993 6,093
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(4) 154,275 1,999
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(4) 613,641 2,111
10,203
Total Information Technology 15,310
Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  0.6%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(4) 88,718 4,176
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $5,284 (1)(2)(4) 128,029 2,333
6,509
Metals & Mining  0.4%
Kobold Metals, Series B-1,
Acquisition Date: 1/10/22,
Cost $3,092 (1)(2)(4) 112,792 12,278
Kobold Metals, Series C-1,
Acquisition Date: 9/20/24,
Cost $4,476 (1)(2)(4) 52,690 5,735
18,013
Total Materials 24,522
Total Convertible Preferred Stocks
(Cost $128,356) 99,950
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve
Fund, 4.16% (6)(7) 26,345,421 26,345
Total Short-Term Investments
(Cost $26,345) 26,345
Total Investments in
Securities  100.3%
(Cost $3,071,059) $ 4,106,416
Other Assets Less Liabilities
(0.3)% (13,753)
Net Assets 100.0% $ 4,092,663

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $120,500 and represents 2.9% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.16% $ —# $ — $ 580+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government Reserve Fund, 4.16% $ 30,878  ¤  ¤ $ 26,345^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $580 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $26,345.

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Small-Cap Stock Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Institutional Small-Cap Stock Fund

decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,832,348 $ 128,861 $ 18,912 $ 3,980,121
Convertible Preferred Stocks 12,386 — 87,564 99,950
Short-Term Investments 26,345 — — 26,345
Total $ 3,871,079 $ 128,861 $ 106,476 $ 4,106,416

T. Rowe Price Institutional Small-Cap Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2025. Gain (loss)
reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $(11,410,000) for the period ended
September 30, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E129-054Q3 09/25
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 23,523 $ (1,155) $ 6,978 $ (10,434) $ 18,912
Convertible Bonds 2,301 242 — (2,543) —
Convertible Preferred Stocks 95,695 (8,515) 18,787 (18,403) 87,564
Total $ 121,519 $ (9,428) $ 25,765 $ (31,380) $ 106,476